AUTHORISATION FOR ISSUE	12 Months Ended
Dec. 31, 2019
Disclosure of authorisation for issue [Abstract]
AUTHORISATION FOR ISSUE
33.	AUTHORISATION FOR ISSUE
These Group consolidated financial statements were authorised for issue by the Board of Directors on June 13, 2020.